Financial risk management and fair values - Remaining Contractual Maturities Of Group's Financial Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities
Trade and other payables, undiscounted cash flows	¥ 4,589,077	¥ 4,003,830
Trade and other payables	4,589,077	4,003,830
Loans and borrowings, undiscounted cash flows	7,490,565	582,363
Loans and borrowings	7,166,434	571,265
Redemption liabilities arising from preferred shares	573,681
Lease liabilities, undiscounted cash flows	4,130,004	2,950,470
Lease liabilities	3,664,582	2,538,494
Total	16,783,327	7,536,663
Total carrying amount	15,993,774	7,113,589
Within 1 year or on demand
Disclosure of maturity analysis for non-derivative financial liabilities
Trade and other payables, undiscounted cash flows	4,516,491	3,943,988
Loans and borrowings, undiscounted cash flows	1,850,008	577,913
Redemption liabilities arising from preferred shares	573,681
Lease liabilities, undiscounted cash flows	970,977	652,942
Total	7,911,157	5,174,843
More than 1 year but less than 2 years
Disclosure of maturity analysis for non-derivative financial liabilities
Trade and other payables, undiscounted cash flows	72,586
Loans and borrowings, undiscounted cash flows	3,080,403	2,257
Lease liabilities, undiscounted cash flows	820,224	667,829
Total	3,973,213	670,086
More than 2 years but less than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities
Trade and other payables, undiscounted cash flows		59,842
Loans and borrowings, undiscounted cash flows	2,039,590	2,193
Lease liabilities, undiscounted cash flows	1,501,440	947,046
Total	3,541,030	1,009,081
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities
Loans and borrowings, undiscounted cash flows	520,564
Lease liabilities, undiscounted cash flows	837,363	682,653
Total	¥ 1,357,927	¥ 682,653